Paul, Hastings, Janofsky & Walker LLP

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telephone 415-856-7000

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(415) 856-7007

davidhearth@paulhastings.com

February 25, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Elfun Money Market Fund – File Nos. 33-31205 and 811-5904 (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Elfun Money Market Fund (the “Registrant”), the enclosed Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended.

The purpose of this Amendment is to seek review by the staff of the Securities and Exchange Commission of changes to prospectus disclosure intended to reflect the disclosure requirements set forth in SEC Rel. No. IC-28584 dated January 13, 2009, particularly the standardized summary section with respect to the single series of the Registrant. The Amendment is intended to reflect disclosure previously reviewed by the staff with respect to a related registrant, the GE Funds.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL, HASTINGS, JANOFSKY & WALKER LLP